INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
The components of the Company’s (loss) income before provision for income taxes by jurisdiction are as follows:

	Year ended December 31,
	2014	2013
Domestic	$827	$383
Foreign	4,633	2,942
	$5,460	$3,325

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The components of the provision for income taxes are as follows:

Year ended December 31,
	2014	2013
Current tax:
United States—Federal	$-	$-
United States—State and local	-	-
Outside United States	-	-
Total current tax	-	-
Deferred tax:
United States—Federal	-	-
United States—State and local	-	-
Outside United States	-	-
Total deferred tax	-	-
Provision for income taxes, net	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year ended December 31,
	2014	2013
Loss before taxes	$5,460	$3,325
Statutory tax rate of GlassesOff Inc.	35%	35%
Tax benefit	1,911	1,164

Permanent differences	(65)	(174)
Valuation allowance	(1,473)	(800)
Differences in tax rate	(373)	(190)
Tax expense	$-	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Components of the Company's deferred tax liabilities and assets are as follows:

	December 31,
	2014		2013

Tax assets in respect of:	$		$
Accrued vacation pay		26		15
Employees stock based compensation		828		408
Related parties accrued expenses		70		72
Net loss carry forward		2,743		1,700
Total deferred tax assets		3,667		2,195
Less - valuation allowance		(3,667)		(2,195)
Deferred tax assets		$-		$-